Annual Total Returns- Federated Hermes Prudent Bear Fund (Class A C and IS shares) [BarChart] - Class A C and IS shares - Federated Hermes Prudent Bear Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.61%)	(16.93%)	(27.27%)	(15.15%)	(4.46%)	(13.41%)	(15.76%)	(5.96%)	(19.96%)	(22.95%)